Business and Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business and Summary of Significant Accounting Policies [Abstract]
Beginning Balance	$ 297,215
Fair value of embedded conversion derivative liability at issuance	180,741	$ 341,897
Unrealized derivative gain included in other income (expense)	(289,511)	44,682
Ending Balance	$ 188,445	$ 297,215